UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22426

Name of Fund: BlackRock Build America Bond Trust (BBN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Build America Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2011 (Unaudited)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 2.1%
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, 4.84%, 1/01/41	$25,000	$23,004,500

California — 31.2%
Alameda County Joint Powers Authority, RB, Build America Bonds, Recovery, Series Z, 7.05%, 12/01/44 (a)	11,000	11,078,430
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.79%, 4/01/30	1,000	1,045,050
Series S-1, 6.92%, 4/01/40	13,700	14,723,527
Series S3, 6.91%, 10/01/50	14,000	14,419,160
California State Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34	9,015	9,666,785
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	13,459,053
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42	10,000	10,620,300
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 7/01/40 (a)	37,500	37,694,250
7.00%, 7/01/41	17,225	18,044,565
Los Angeles Unified School District California, GO, Build America Bonds, 6.76%, 7/01/34	13,000	14,327,690
Metropolitan Water District of Southern California, RB, Build America Bonds, 6.95%, 7/01/40 (a)	12,000	12,958,320
Orange County Local Transportation Authority, RB, Build America Bonds, Series A, 6.91%, 2/15/41 (a)	5,000	5,678,450
Palomar Community College District, GO, Build America Bonds, 7.19%, 8/01/45	7,500	7,735,725
Rancho Water District Financing Authority, RB, Build America Bonds, 6.34%, 8/01/40 (a)	20,000	19,145,400
Riverside Community College District, GO, Build America Bonds, Series EL, 7.02%, 8/01/40	11,000	11,369,270

Municipal Bonds	Par (000)	Value

California (concluded)
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Series SU, 6.63%, 7/01/40	$29,500	$29,733,935
San Francisco City & County Public Utilities Commission, RB, Build America Bonds, Series D, 6.00%, 11/01/40 (a)	21,255	21,508,997
State of California, GO, Build America Bonds:
7.63%, 3/01/40	8,950	10,214,367
7.60%, 11/01/40	15,000	17,088,600
Various Purpose, 7.55%, 4/01/39	9,035	10,249,123
University of California, RB, Build America Bonds (a):
5.95%, 5/15/45	24,000	22,778,400
6.30%, 5/15/50	26,310	24,004,981

		337,544,378

Colorado — 3.1%
Denver Public Schools, COP, Refunding, Series B, 7.02%, 12/15/37	6,000	6,397,620
Regional Transportation District, COP, Build America Bonds, 7.67%, 6/01/40	20,000	21,449,400
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	5,294,100

		33,141,120

District of Columbia — 2.3%
Metropolitan Washington Airports Authority, RB, Build America Bonds, Series D, 8.00%, 10/01/47	10,750	10,527,152
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	14,266,350

		24,793,502

Florida — 4.9%
City of Sunrise Florida, RB, Build America Bonds, Series B, 5.91%, 10/01/35 (a)	25,000	24,668,000
County of Pasco Florida, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,545,450

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2011	1

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Florida Governmental Utility Authority, Refunding RB, Build America Bonds, Series B, 6.55%, 10/01/40	$19,000	$18,725,640
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36 (b)	5,695	5,337,696
Town of Davie Florida, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	2,500	2,560,575

		52,837,361

Georgia — 5.1%
Municipal Electric Authority of Georgia, Refunding RB, Build America Bonds:
6.66%, 4/01/57	35,665	33,565,758
Series PL, 6.64%, 4/01/57	12,314	11,710,368
Series PL, 7.06%, 4/01/57	10,000	9,469,300

		54,745,426

Hawaii — 2.8%
University of Hawaii, RB, Build America Bonds, 6.03%, 10/01/40	30,500	30,680,865

Illinois — 19.5%
Chicago Board of Education, GO, Build America Bonds:
6.52%, 12/01/40 (a)	25,000	25,525,000
Series SE, 6.14%, 12/01/39	3,000	2,797,170
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	16,015	15,268,381
Series A, 6.90%, 12/01/40	4,075	4,197,331
Series B, 6.90%, 12/01/40	4,900	5,047,098
City of Chicago Illinois, GO, Build America Bonds, Recovery, Series Z, 6.26%, 1/01/40	19,000	16,795,050
City of Chicago Illinois, RB, Build America Bonds:
6.85%, 1/01/38 (a)	30,110	30,311,135
6.40%, 1/01/40	1,500	1,475,640
6.74%, 11/01/40 (a)	15,250	16,148,225
City of Chicago Illinois, Refunding RB, Build America Bonds, 6.90%, 1/01/40 (a)	36,000	38,247,480
Illinois Municipal Electric Agency, RB, Build America Bonds:
6.83%, 2/01/35	4,400	4,456,188
7.29%, 2/01/35	15,000	16,095,150
Northern Illinois Municipal Power Agency, RB, Build America Bonds, 7.82%, 1/01/40	5,000	5,621,100
State of Illinois, GO, Build America Bonds, 7.35%, 7/01/35	26,995	28,976,163

		210,961,111

Indiana — 4.6%
Indiana Finance Authority, RB, Build America Bonds, 6.60%, 2/01/39	7,900	8,119,620

Municipal Bonds	Par (000)	Value

Indiana (concluded)
Indiana Finance Authority, Refunding RB, Ascension Health Senior Credit, Series B-4, 5.00%, 11/15/39	$22,395	$20,372,507
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, 5.59%, 1/01/42	22,290	21,541,948

		50,034,075

Iowa — 0.2%
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series A, 6.50%, 6/01/23	2,785	2,484,053

Kentucky — 0.9%
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30	10,000	10,051,800

Massachusetts — 1.6%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery, Series Z, 5.73%, 6/01/40 (a)	5,000	5,340,800
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	12,000	11,583,480

		16,924,280

Michigan — 0.9%
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40	10,000	9,688,200

Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, 5.93%, 1/01/43	8,000	7,481,040
Western Minnesota Municipal Power Agency, RB, Build America Bonds, 6.77%, 1/01/46	5,000	5,287,150

		12,768,190

Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, 6.41%, 1/01/40	5,000	5,175,200

Missouri — 0.7%
University of Missouri, RB, Build America Bonds, 5.79%, 11/01/41 (a)	7,000	7,429,870

Nevada — 1.1%
County of Clark Nevada, RB, Build America Bonds:
Series B, 6.88%, 7/01/42	10,000	10,262,900
System, Series C, 6.82%, 7/01/45	2,000	2,145,020

		12,407,920

New Jersey — 14.7%
Camden County Improvement Authority, RB, Build America Bonds, 7.75%, 7/01/34	5,000	5,156,850
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35 (a)	15,000	15,367,650
Series A (NPFGC), 7.43%, 2/15/29	13,232	13,859,594

2	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey State Housing & Mortgage Finance Agency, RB, Series C (AGM), 6.65%, 11/01/44 (a)	$20,250	$19,224,135
New Jersey State Turnpike Authority, RB, Build America Bonds:
7.41%, 1/01/40	6,790	7,887,807
Series A, 7.10%, 1/01/41	34,000	38,234,700
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	8,757,380
Series C, 5.75%, 12/15/28	7,500	7,453,425
Series C, 6.10%, 12/15/28 (a)	42,500	42,754,150

		158,695,691

New York — 14.4%
City of New York New York, GO, Build America Bonds, 5.82%, 10/01/31	20,000	19,717,000
Metropolitan Transportation Authority, RB, Build America Bonds:
6.67%, 11/15/39	2,220	2,330,534
7.34%, 11/15/39	13,245	15,960,093
Series TR, 6.69%, 11/15/40	13,000	13,670,280
New York City Municipal Water Finance Authority, RB:
Build America Bonds, 5.79%, 6/15/41 (a)	25,000	24,145,500
Build America Bonds, 6.45%, 6/15/41 (a)	6,300	6,426,378
Build America Bonds, 6.12%, 6/15/42	2,445	2,425,953
Build America Bonds, 6.49%, 6/15/42	2,000	2,028,800
Second General Resolution, 6.28%, 6/15/42 (a)	20,000	20,318,600
New York City Transitional Finance Authority, RB, Build America Bonds (a):
5.57%, 11/01/38	19,000	19,246,810
Series FU, 6.27%, 8/01/39	14,795	15,018,700
New York State Dormitory Authority, RB, Build America Bonds, 5.39%, 3/15/40 (a)	15,000	14,486,100

		155,774,748

Ohio — 7.3%
American Municipal Power-Ohio Inc., RB:
Build America Bonds, 5.94%, 2/15/47	5,000	4,656,100
Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	11,825,000
County of Hamilton Ohio, RB, Build America Bonds, Series GT, 6.50%, 12/01/34 (a)	10,000	10,310,800
Franklin County Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42	25,625	25,200,650
Mariemont City School District, GO, Build America Bonds, 6.55%, 12/01/47	10,055	9,823,836

Municipal Bonds	Par (000)	Value

Ohio (concluded)
Princeton City School District, GO, Refunding, Build America Bonds, Series SC:
6.09%, 12/01/40	$9,290	$8,909,110
6.39%, 12/01/47 (a)	8,225	7,857,507

		78,583,003

Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series M, 6.44%, 1/01/45	3,500	3,452,190

Pennsylvania — 1.5%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, 6.53%, 6/15/39	12,250	12,774,912
Pennsylvania Turnpike Commission, RB, Build America Bonds, Series B, 5.56%, 12/01/49	4,000	3,783,320

		16,558,232

Puerto Rico — 0.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,216,500

South Carolina — 1.3%
South Carolina State Public Service Authority, RB, Build America Bonds, 6.45%, 1/01/50	13,000	14,260,740

Tennessee — 3.5%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds, Series A2, 7.43%, 7/01/43	34,910	37,327,168

Texas — 10.3%
Bexar County Hospital District, GO, Build America Bonds, 5.41%, 2/15/40 (a)	21,775	20,030,822
City of San Antonio Texas, RB, Build America Bonds:
6.31%, 2/01/37	35,000	37,140,250
6.17%, 2/01/41 (a)	19,000	19,368,220
Cypress-Fairbanks ISD, GO, Build America Bonds, Direct Payment, 6.63%, 2/15/38	10,000	10,385,900
Dallas Area Rapid Transit, RB, Build America Bonds, 5.02%, 12/01/48 (a)	10,000	9,295,700
Katy ISD, GO, Build America Bonds (PSF- GTD), 6.35%, 2/15/41 (a)	5,000	5,186,500
North Texas Municipal Water District, RB, Build America Bonds, 6.01%, 9/01/40 (a)	10,000	10,213,900

		111,621,292

Utah — 3.5%
County of Utah, RB, Build America Bonds, Recovery, Series Z, 7.13%, 12/01/39	11,800	12,258,902

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2011	3

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Utah (concluded)
Utah Transit Authority, RB, Build America Bonds, Series SU, 5.71%, 6/15/40	$26,000	$25,833,600

		38,092,502

Washington — 2.7%
Energy Northwest, RB, Build America Bonds, Series B, 5.71%, 7/01/24 (a)	10,000	10,728,300
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	7,090	7,475,625
Washington State Convention Center Public Facilities District, RB, Build America Bonds, 6.79%, 7/01/40	11,550	11,475,965

		29,679,890

West Virginia — 0.6%
Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 6/01/47	9,390	6,549,807

Total Municipal Bonds – 143.3%		1,550,483,614

Municipal Bonds Transferred to Tender Option Bond Trusts (c)

Illinois — 2.5%
County of Cook Illinois, GO, Build America Bonds, 6.23%, 11/15/34	27,000	27,262,440

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 2.5%		27,262,440

Total Long-Term Investments (Cost – $1,580,034,413) – 145.8%		1,577,746,054

Short-Term Securities	Shares

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)(e)	12,557,254	12,557,254

Total Short-Term Securities (Cost – $12,557,254) – 1.2%		12,557,254

Total Investments (Cost – $1,592,591,667*) – 147.0%		1,590,303,308
Liabilities in Excess of Other Assets – (45.7)%		(494,117,811)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (1.3)%		(14,499,794)

Net Assets – 100.0%		$1,081,685,703

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$1,592,591,667

Gross unrealized appreciation	$34,592,232
Gross unrealized depreciation	(36,880,591)

Net unrealized depreciation	$(2,288,359)

(a)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(b)	Variable rate security. Rate shown is as of report date.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at April 30, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	—	12,557,254	12,557,254	$190,751

(e)	Represents the current yield as of report date.

4	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2011

Schedule of Investments (continued)	BlackRock Build America Bond Trust (BBN)

•	Financial futures contracts sold as of April 30, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

645	30-Year U.S. Treasury Bond	Chicago Board of Trade	June 2011	$77,880,454	$(1,051,421)

•	Reverse repurchase agreements outstanding as of April 30, 2011 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Morgan Stanley Capital Services, Inc	0.65%	12/27/10	Open	$30,597,952	$30,528,500
JPMorgan Chase Bank NA	0.70%	1/04/11	Open	21,226,717	21,178,125
JPMorgan Chase Bank NA	0.70%	1/06/11	Open	158,821,395	158,463,970
Deutsche Bank AG	0.55%	1/07/11	Open	12,660,643	12,638,437
JPMorgan Chase Bank NA	0.70%	1/07/11	Open	8,975,024	8,955,000
Deutsche Bank AG	0.55%	1/10/11	Open	14,510,912	14,486,125
Citigroup Global Markets, Inc	0.75%	1/13/11	Open	17,691,082	17,651,000
JPMorgan Chase Bank NA	0.70%	1/13/11	Open	43,678,776	43,586,397
JPMorgan Chase Bank NA	0.69%	1/14/11	Open	27,529,681	27,472,813
Morgan Stanley Capital Services, Inc	0.75%	1/18/11	Open	20,694,742	20,650,000
JPMorgan Chase Bank NA	0.71%	1/19/11	Open	4,746,242	4,736,620
Morgan Stanley Capital Services, Inc	0.75%	1/19/11	Open	35,726,499	35,650,000
JPMorgan Chase Bank NA	0.71%	1/20/11	Open	4,674,026	4,664,642
Deutsche Bank AG	0.55%	1/21/11	Open	24,776,172	24,738,000
Deutsche Bank AG	0.55%	1/26/11	Open	22,811,658	22,778,250
Citigroup Global Markets, Inc	0.75%	3/28/11	Open	11,858,641	11,850,000
JPMorgan Chase Bank NA	0.70%	4/05/11	Open	9,298,879	9,294,000
Morgan Stanley Capital Services, Inc	0.75%	4/12/11	Open	32,826,172	32,812,500
Morgan Stanley Capital Services, Inc	0.75%	4/27/11	Open	13,553,912	13,552,500

Total				$516,659,125	$515,686,879

BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2011	5

Schedule of Investments (concluded)	BlackRock Build America Bond Trust (BBN)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments[1]	—	$1,577,746,054	—	$1,577,746,054
Short-Term Securities	$12,557,254	—	—	12,557,254

Total	$12,557,254	$1,577,746,054	—	$1,590,303,308

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(1,051,421)	—	—	$(1,051,421)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

6	BLACKROCK BUILD AMERICA BOND TRUST	APRIL 30, 2011

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Build America Bond Trust

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Build America Bond Trust

Date: June 24, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Build America Bond Trust

Date: June 24, 2011